Plant and Equipment (Details Narrative) (10-Q) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,427	$ 0	$ 8,698	$ 0	$ 8